Other gains/(losses) (Tables)	12 Months Ended
Jun. 30, 2024
Other Gainslosses
Schedule of gain (loss) on sale of assets
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australian solar projects	32	31	23
Other gains/(losses)	57	-	(77)
Total gain/(loss) on Solar Development	89	31	(54)

Schedule of other operating income

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Amortization of intangible assets	384	831	850
Depreciation of property, plant and equipment	746	750	770
Auditors’ remuneration - audit fees	267	193	177
Auditors’ remuneration - tax services	-	8	12
Directors’ emoluments	742	719	693
(Gain)/loss on disposal of assets	(89)	(30)	13